Exhibit 1

GS Mortgage Securities Trust 2015-GC32

Commercial Mortgage Pass-Through Certificates, Series 2015-GC32

Report To:

GS Mortgage Securities Corporation II
Goldman, Sachs & Co.

Citigroup Global Markets Realty Corp.

Cantor Commercial Real Estate Lending, L.P.
Cantor Fitzgerald & Co.

Starwood Mortgage Funding I LLC

MC-Five Mile Commercial Mortgage Finance LLC
Drexel Hamilton, LLC

Wells Fargo Securities, LLC

9 July 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman, Sachs & Co. 200 West Street New York, New York 10282	MC-Five Mile Commercial Mortgage Finance LLC 680 Fifth Avenue New York, New York 10019

Citigroup Global Markets Realty Corp. 388 Greenwich Street New York, New York 10013	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Cantor Commercial Real Estate Lending, L.P. Cantor Fitzgerald & Co. 499 Park Avenue New York, New York 10022	Wells Fargo Securities, LLC 375 Park Avenue, 2nd Floor New York, New York 10152

Starwood Mortgage Funding I LLC 1601 Washington Avenue, Suite 800 Miami, Florida 33139

Re:	GS Mortgage Securities Trust 2015-GC32
Commercial Mortgage Pass-Through Certificates, Series 2015-GC32 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our associated findings are in Attachment A.

For the purpose of the procedures described in this report, the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,

c.	Certain calculation methodologies, which are summarized on Exhibit 1 to Attachment A, for the Mortgage Loans (the “Multiple Property Loans”) secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,

d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained on the Source Documents,

e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating of certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, the Source Documents, the Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst and Young LLP

9 July 2015

Attachment A Page 1 of 16

Background

For the purpose of the procedures described in this Attachment A, the Depositor indicated that:

a.	The Certificates will represent the beneficial ownership interests in GS Mortgage Securities Trust 2015-GC32 (the “Issuing Entity”) that will be established by the Depositor and

b.	The Issuing Entity’s main assets will be a pool of 63 fixed rate mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial, multifamily and manufactured housing community properties.

Procedures we performed and our associated findings

1.	We obtained from Goldman Sachs Mortgage Company (“Goldman”), Citigroup Global Markets Realty Corp. (“Citigroup”), Cantor Commercial Real Estate Lending, L.P. (“Cantor”), Starwood Mortgage Funding I LLC (“Starwood”) and MC-Five Mile Commercial Mortgage Finance LLC (“MC-Five Mile,” together with Goldman, Citigroup, Cantor and Starwood, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor:

a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the related due date of each mortgage loan in July 2015 or, in the case of any mortgage loan that has its first due date in August 2015, the date that would have been its due date in July 2015 under the terms of the mortgage loan if a monthly payment were scheduled to be due in that month (collectively, the “Cut-off Date”) and

b.	A record layout and decode table related to each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared the Compared Characteristics shown on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph in this Item 3.

Attachment A Page 2 of 16

3.           (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3., and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 1. through 4. above, we received an electronic data file from Goldman, on behalf of the Depositor (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files), that Goldman, on behalf of the Depositor, indicated contains information on the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Due Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (the “Related Groups”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 16

8.	Using the:

a.	First Due Date and

b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:

a.	First Due Date and

b.	First P&I Due Date

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 14 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), both as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Term To Maturity (Mos.)” for the “Original Interest-Only Period (Mos.)” characteristic.

10.	Using the:

a.	Original Balance ($),

b.	Mortgage Loan Rate (%) and

c.	Monthly Debt Service ($)

of each Mortgage Loan, except for:

i.	The Interest Only Loans, which are described in the succeeding paragraph of this Item 10. and

ii.	The Alderwood Mall Mortgage Loan (as defined in Note 13 of Exhibit 2 to Attachment A), which is described in the third paragraph of this Item 10.,

all as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for the Interest Only Loans and the Alderwood Mall Mortgage Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

For the Alderwood Mall Mortgage Loan, for which the borrower is required to remit monthly principal and interest payments in accordance with the Alderwood Mall Amortization Schedule (as defined in Note 15 of Exhibit 2 to Attachment A), Citigroup, on behalf of the Depositor, instructed us to use “360” for the “Original Amortization Term (Mos.)” characteristic.

Attachment A Page 4 of 16

11.	Using the:

a.	Original Term To Maturity (Mos.),

b.	Original Interest-Only Period (Mos.),

c.	Original Amortization Term (Mos.) and

d.	Seasoning

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),

ii.	Remaining Interest-Only Period (Mos.) and

iii.	Remaining Amortization Term (Mos.)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

12.	Using the:

a.	Original Balance ($),

b.	Interest Accrual Method,

c.	Seasoning,

d.	Original Interest-Only Period (Mos.),

e.	First Due Date,

f.	Maturity Date,

g.	Mortgage Loan Rate (%) and

h.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Alderwood Mall Mortgage Loan, which is described in the succeeding paragraph of this Item 12.), all as shown on the Final Data File, and the calculation methodologies described on Exhibit 1 to Attachment A for the Underlying Properties associated with each Multiple Property Loan, we recalculated:

i.	The principal balance of each Mortgage Loan as of the Cut-off Date (the “Cut-off Date Balance ($)”),

ii.	The principal balance of each Multiple Property Loan and its related Underlying Properties as of the Cut-off Date (the “Allocated Cut-off Date Loan Amount ($)”) and

iii.	The principal balance of each Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 5 of 16

12.	(continued)

For the Alderwood Mall Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to recalculate the “Cut-off Date Balance ($)” and “Balloon Balance ($)” characteristics using information on the Alderwood Mall Amortization Schedule and the:

a.	Original Balance ($),

b.	Seasoning,

c.	First Due Date and

d.	Maturity Date

of the Alderwood Mall Mortgage Loan, all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Citigroup, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

13.	Using the:

a.	Master Servicer (%),

b.	Primary Servicer (%) and

c.	Sub-Servicer Fees (bps)

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicing Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:

a.	Servicing Fee Rate,

b.	Trustee Fee,

c.	Operating Advisor Fee and

d.	CREFC Royalty License Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Administrative Fee Rate (%)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 16

15.	Using:

a.	Information on the Final Data File,

b.	Standard CMBS and/or commercial real estate calculation methodologies that are described in CRE Finance Council (“CREFC”) CMBS E-Primer document that was published by CREFC and

c.	The applicable calculation methodologies and assumptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the succeeding paragraphs of this Item 15.,

we recalculated the:

i.	Underwritten NOI DSCR (x),

ii.	Underwritten NCF DSCR (x),

iii.	2012 NCF DSCR,

iv.	2013 NCF DSCR,

v.	2014 NCF DSCR,

vi.	Most Recent NCF DSCR,

vii.	Cut-off Date LTV Ratio (%),

viii.	LTV Ratio at Maturity (%),

ix.	Debt Yield on Underwritten Net Operating Income (%),

x.	Debt Yield on Underwritten Net Cash Flow (%),

xi.	% of Initial Pool Balance,

xii.	Annual Debt Service ($),

xiii.	Net Mortgage Loan Rate (%) and

xiv.	Loan Per Unit ($)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “2012 NCF DSCR,” “2013 NCF DSCR,” “2014 NCF DSCR” and “Most Recent NCF DSCR” to two decimal places and the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity (%),” “Debt Yield on Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” to the nearest 1/10th of one percent.

For the purpose of recalculating the “Cut-off Date LTV Ratio (%)” characteristic for the Mortgage Loan identified on the Final Data File as “Bassett Place” (the “Bassett Place Mortgage Loan”), Goldman, on behalf of the Depositor, instructed us to deduct $7,539,861 (which represents a portion of the “Upfront Other Reserve ($)” for this Mortgage Loan that Goldman, on behalf of the Depositor, indicated is for certain renovations that are scheduled to occur at the related mortgaged property) from the “Cut-off Date Balance ($),” as shown on the Final Data File.

Attachment A Page 7 of 16

15.	(continued)

For the purpose of recalculating the “Cut-off Date LTV Ratio (%)” characteristic for the Mortgage Loan identified on the Final Data File as “Amsdell FL/NJ Self Storage Portfolio” (the “Amsdell FL/NJ Self Storage Portfolio Mortgage Loan”), Citigroup, on behalf of the Depositor, instructed us to deduct the amount of the “Upfront Other Reserve ($)” from the “Cut-off Date Balance ($),” both as shown on the Final Data File.

For the purposes of recalculating the “Cut-off Date LTV Ratio (%)” characteristic for the Mortgage Loan identified on the Final Data File as “Holiday Inn Express & Suites - Sherman TX” (the “Holiday Inn Express & Suites - Sherman TX Mortgage Loan”), Citigroup, on behalf of the Depositor, instructed us to add $650,000 (which represents the estimated costs for the PIP that is described on the appraisal report Source Document) to the “Appraised Value ($),” as shown on the Final Data File.

For the purpose of recalculating the “LTV Ratio at Maturity (%)” characteristic for the Bassett Place Mortgage Loan, the Kaiser Center Mortgage Loan (as defined in Note 3 of Exhibit 2 to Attachment A), the Holiday Inn Bolingbrook Mortgage Loan (as defined in Note 4 of Exhibit 2 to Attachment A, the Holiday Inn Express & Suites - Sherman TX Mortgage Loan and the Mortgage Loans identified on the Final Data File as:

a.	Doubletree Tallahassee,

b.	Shops at 69th Street and

c.	River Pointe Shopping Center,

Goldman, Citigroup and Starwood, as applicable, on behalf of the Depositor, instructed us to use the “As Stabilized Appraised Value ($),” as shown on the Final Data File.

For the Pari Passu Mortgage Loans (as defined in Note 13 of Exhibit 2 to Attachment A) (except for the US StorageMart Portfolio Mortgage Loan (as defined in Note 2 of Exhibit 2 to Attachment A) and the Alderwood Mall Mortgage Loan, which are described in the succeeding paragraph of this Item 15.), Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and the related Companion Loan (as defined in Note 13 of Exhibit 2 to Attachment A), which is twelve (12) times the sum of the:

i.          Monthly Debt Service ($) and

ii.         Companion Loan Monthly Debt Service ($),
both as shown on the Final Data File, to recalculate the:

(a)	Underwritten NOI DSCR (x),
(b)	Underwritten NCF DSCR (x),

(c)	2012 NCF DSCR,

(d)	2013 NCF DSCR,

(e)	2014 NCF DSCR and
(f)	Most Recent NCF DSCR

characteristics.

Attachment A Page 8 of 16

15.	(continued)

For the US StorageMart Portfolio Mortgage Loan and the Alderwood Mall Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and the related Senior Companion Loans (as defined in Note 13 of Exhibit 2 to Attachment A), which is twelve (12) times the sum of:

i.	The “Monthly Debt Service ($)” of the US StorageMart Portfolio Mortgage Loan or the Alderwood Mall Mortgage Loan (as applicable), as shown on the Final Data File, and

ii.	The monthly debt service of the Senior Companion Loans associated with the US StorageMart Portfolio Mortgage Loan or the Alderwood Mall Mortgage Loan (as applicable), calculated using information on the applicable Source Documents, to recalculate the:

(a)	Underwritten NOI DSCR (x),
(b)	Underwritten NCF DSCR (x),

(c)	2012 NCF DSCR,

(d)	2013 NCF DSCR,

(e)	2014 NCF DSCR and
(f)	Most Recent NCF DSCR

 characteristics.

For the Pari Passu Mortgage Loans (except for the US StorageMart Portfolio Mortgage Loan and Alderwood Mall Mortgage Loan), Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Cut-off Date Balance ($)” of the Mortgage Loan, as shown on the Final Data File and

b.	The principal balance as of the Cut-off Date for the Companion Loan(s) related to each Pari Passu Mortgage Loan, calculated using information on the applicable Source Documents,

to recalculate the:

i.	Cut-off Date LTV Ratio (%),
ii.	Debt Yield on Underwritten Net Operating Income (%),

iii.	Debt Yield on Underwritten Net Cash Flow (%) and
iv.	Loan Per Unit ($)

 characteristics.

Attachment A Page 9 of 16

15.        (continued)

For the US StorageMart Portfolio Mortgage Loan and Alderwood Mall Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Senior Companion Loans, which is the sum of:

a.	The “Cut-off Date Balance ($)” of the Mortgage Loan, as shown on the Final Data File and
b.	The principal balance as of the Cut-off Date for the Senior Companion Loans related to the US StorageMart Portfolio Mortgage Loan and the Alderwood Mall Mortgage Loan, calculated using information on the applicable Source Documents, to recalculate the:

i.	Cut-off Date LTV Ratio (%),
ii.	Debt Yield on Underwritten Net Operating Income (%),
iii.	Debt Yield on Underwritten Net Cash Flow (%) and
iv.	Loan Per Unit ($)

characteristics.

For the Pari Passu Mortgage Loans (except for the US StorageMart Portfolio Mortgage Loan and Alderwood Mall Mortgage Loan), Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity Date” for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Balloon Balance ($)” of the Mortgage Loan, as shown on the Final Data File, and

b.	The principal balance as of the “Maturity Date” for the Companion Loan(s) related to each Pari Passu Mortgage Loan, calculated using information on the applicable Source Documents, to recalculate the “LTV Ratio at Maturity (%)” characteristic.

For the US StorageMart Portfolio Mortgage Loan and Alderwood Mall Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity Date” for the Mortgage Loan and related Senior Companion Loans, which is the sum of:
a.	The “Balloon Balance ($)” of the Mortgage Loan, as shown on the Final Data File, and
b.	The principal balance as of the “Maturity Date” for the Senior Companion Loans related to the US StorageMart Portfolio Mortgage Loan or the Alderwood Mall Mortgage Loan, as applicable, calculated using information on the applicable Source Documents, to recalculate the “LTV Ratio at Maturity (%)” characteristic.

Attachment A Page 10 of 16

15.        (continued)

Additionally, for the purpose of recalculating the “LTV Ratio at Maturity (%)” characteristic for the Mortgage Loan identified on the Final Data File as “Selig Office Portfolio,” which is both a Pari Passu Mortgage Loan and a Multiple Property Loan, Goldman, on behalf of the Depositor, instructed us to:
a.	Use the “Appraised Value ($),” as shown on the Final Data File, for the Underlying Properties identified on the Final Data File as:

i.	1000 Second Avenue,

ii.	3101 Western Avenue,

iii.	300 Elliott Avenue West,

iv.	190 Queen Anne Avenue North and

v.	18 West Mercer Street, and

b.	Use the “As Stabilized Appraised Value ($),” as shown on the Final Data File, for the Underlying Properties identified on the Final Data File as:

i.	2901 Third Avenue,

ii.	3131 Elliott Avenue,

iii.	2615 Fourth Avenue and

iv.	200 First Avenue West.

For the Underlying Properties related to each Multiple Property Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the aggregate:
a.	Underwritten NOI DSCR (x),

b.	Underwritten NCF DSCR (x),

c.	2012 NCF DSCR,

d.	2013 NCF DSCR,

e.	2014 NCF DSCR,

f.	Most Recent NCF DSCR,

g.	Cut-off Date LTV Ratio (%),

h.	LTV Ratio at Maturity (%),

i.	Debt Yield on Underwritten Net Operating Income (%) and

j.	Debt Yield on Underwritten Net Cash Flow (%)
for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through j. above for each Underlying Property associated with such Multiple Property Loan.

Attachment A Page 11 of 16

15.        (continued)

For the Mortgage Loans identified on the Final Data File with the “Cross Collateralized (Y/N)” characteristic as “Yes” (the “Crossed Loan Group”), we were instructed by Starwood, on behalf of the Depositor, to recalculate the:
a.	Underwritten NOI DSCR (x),

b.	Underwritten NCF DSCR (x),

c.	2012 NCF DSCR,

d.	2013 NCF DSCR,

e.	2014 NCF DSCR,

f.	Most Recent NCF DSCR,

g.	Cut-off Date LTV Ratio (%),

h.	LTV Ratio at Maturity (%),

i.	Debt Yield on Underwritten Net Operating Income (%) and

j.	Debt Yield on Underwritten Net Cash Flow (%)
characteristics on an aggregate basis for those Mortgage Loans in the “Crossed Loan Group.”

16.	Using:

a.	Information on the Final Data File,

b.	Information on the Source Documents and/or

c.	Information on the Secondary Financing Documents (as defined in Note 21 of Exhibit 2 to Attachment A)

for the US StorageMart Portfolio Mortgage Loan, which has a value greater than $0.00 for the “Mezzanine Debt Original Amount” characteristic on the Final Data File, we recalculated the principal balance of the mezzanine loan related to the US StorageMart Portfolio Mortgage Loan as of the Cut-off Date (the “Mezzanine Debt Cut-off Date Balance”), assuming all scheduled payments of principal and/or interest on the mezzanine loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Citigroup, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For all other Mortgage Loans on the Final Data File, which do not have a value greater than $0.00 for the “Mezzanine Debt Original Amount” characteristic on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Mezzanine Debt Cut-off Date Balance” characteristic on the Final Data File.

Attachment A Page 12 of 16

17.	Using:
a.	Information on the Final Data File,

b.	Information on the Source Documents and

c.	Information on the applicable Secondary Financing Documents

for the US StorageMart Portfolio Mortgage Loan and Alderwood Mall Mortgage Loan, we recalculated the principal balance as of the Cut-off Date of the Subordinate Companion Loans (as defined in Note 13 of Exhibit 2 to Attachment A) related to the US StorageMart Portfolio Mortgage Loan and the Alderwood Mall Mortgage Loan (the “B Note Cut-Off Date Balance”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Citigroup, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For all other Mortgage Loans on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “B Note Cut-Off Date Balance” characteristic on the Final Data File.

18.	Using the:

a.	Original Balance ($),

b.	Cut-off Date Balance ($),

c.	Balloon Balance ($),

d.	Mortgage Loan Rate (%),

e.	Monthly Debt Service ($) and

f.	Companion Loan Monthly Debt Service ($),
of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, and the:

i.	The respective original balance of each Companion Loan, as shown on the applicable loan modification agreement Source Document,

ii.	The respective principal balance as of the Cut-off Date of each Companion Loan, calculated using information on the applicable loan modification agreement and/or loan agreement Source Documents,

iii.	The respective principal balance as of the “Maturity Date” of each Companion Loan, calculated using information on the applicable loan modification agreement and/or loan agreement Source Documents and

iv.	The respective interest rate of each Companion Loan, as shown on the applicable loan agreement and/or loan modification Source Documents,

as applicable,
we recalculated the:

(a)	Whole Loan Original Balance,

(b)	Whole Loan Cut-off Date Balance,

(c)	Whole Loan Balloon Balance,

(d)	Whole Loan Interest Rate and

(e)	Whole Loan Annual Payment
of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 16

18.        (continued)

For each Mortgage Loan on the Final Data File that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” as the value on the Final Data File for each of the characteristics listed in (a) through (e) above.

19.	Using the:

a.	Whole Loan Cut-off Date Balance,

b.	Whole Loan Annual Payment,

c.	Underwritten Net Cash Flow ($) and

d.	Appraised Value ($)
of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:
i.	Whole Loan DSCR and

ii.	Whole Loan LTV
of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Citigroup and Goldman, as applicable, on behalf of the Depositor, to round the “Whole Loan DSCR” to two decimal places and the “Whole Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan on the Final Data File that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Whole Loan DSCR” and “Whole Loan LTV” characteristics on the Final Data File.

20.	Using the:

a.	Whole Loan Original Balance,

b.	Mezzanine Debt Original Amount,

c.	Whole Loan Cut-off Date Balance,

d.	Mezzanine Debt Cut-off Date Balance,

e.	Whole Loan Interest Rate,

f.	Mezzanine Debt Interest Rate,

g.	Whole Loan Annual Payment and

h.	Mezzanine Debt Annual Payment

of the US StorageMart Portfolio Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,

ii.	Total Loan Cut-off Date Balance,

iii.	Total Loan Interest Rate and

iv.	Total Loan Annual Payment
of the US StorageMart Portfolio Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 14 of 16

20         (continued)

For all other Mortgage Loans on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” as the value on the Final Data File for each of the characteristics listed in i. through iv. above.

21.	Using the:
a.	Total Loan Cut-off Date Balance,

b.	Total Loan Annual Payment,

c.	Underwritten Net Cash Flow ($) and

d.	Appraised Value ($)
of the US StorageMart Portfolio Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Total Loan DSCR and

ii.	Total Loan LTV
of the US StorageMart Portfolio Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Citigroup, on behalf of the Depositor, to round the “Total Loan DSCR” to two decimal places and the “Total Loan LTV” to the nearest 1/10th of one percent.

For all other Mortgage Loans on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Total Loan DSCR” and “Total Loan LTV” characteristics on the Final Data File.

22.	For each Mortgage Loan identified on the Final Data File with the “Loan Purpose” characteristic as “Refinance” (the “Refinance Loans”) or “Recapitalization” (the “Recapitalization Loans”), except for the Refinance Loans identified on the Final Data File as:

a.	Sysmex Way,

b.	ART Multi-State Portfolio II,

c.	Palomar Point,

d.	Maplewood Mixed Use,

e.	Four Points Sheraton Columbus Airport,

f.	Flamingo Retail,

g.	CVS Jersey Shore and

h.	Shoppes of Old Peachtree (together, the “Refinance Loans With Principal’s New Cash Contribution”),
the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “$0.00” for the “Principal’s New Cash Contribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 15 of 16

23.	For each Refinance Loan, except for the Refinance Loans With Principal’s New Cash Contribution, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Total Sources”) as the sum of the:

a.	Loan Amount (sources),

b.	Subordinate Debt,

c.	Other Sources and

d.	Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

24.	For each Refinance Loan, except for the Refinance Loans With Principal’s New Cash Contribution, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Principal Equity Distribution” as the difference between the:

a.	Total Sources and

b.	Sum of the:

i.	Loan Payoff,

ii.	Purchase Price,

iii.	Closing Costs,

iv.	Reserves and

v.	Other Uses,
all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

25.	For:

a.	The Mortgage Loans identified on the Final Data File with the “Loan Purpose” characteristic as “Acquisition” (the “Acquisition Loans”),

b.	The Mortgage Loans identified on the Final Data File with the “Loan Purpose” characteristic as “Refinance/Acquisition” (the “Refinance/Acquisition Loans”), except for the Amsdell FL/NJ Self Storage Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Item 25., and

c.	The Refinance Loans With Principal’s New Cash Contribution,

the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “$0.00” for the “Principal Equity Distribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Amsdell FL/NJ Self Storage Portfolio Mortgage Loan, which is a Refinance/Acquisition Loan, information on the closing statement Source Document indicates that there was a “Principal Equity Distribution” of $888,680 which was credited to the borrower on the closing date of the Mortgage Loan. For the Amsdell FL/NJ Self Storage Portfolio Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use “$888,680” for the “Principal Equity Distribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 16 of 16

26.	For each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Total Uses”) as the sum of the:

a.	Loan Payoff,

b.	Purchase Price,

c.	Closing Costs,

d.	Reserves,

e.	Other Uses and

f.	Principal Equity Distribution,
all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

27.	For each Acquisition Loan, Refinance/Acquisition Loan and Refinance Loan With Principal’s New Cash Contribution, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Principal’s New Cash Contribution” as the difference between the:

a.	Total Uses and

b.	Sum of the:

i.	Loan Amount (sources),

ii.	Subordinate Debt and

iii.	Other Sources,
all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

28.	For each Acquisition Loan, Refinance/Acquisition Loan and Refinance Loan With Principal’s New Cash Contribution, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Total Sources” as the sum of the:

a.	Loan Amount (sources),

b.	Subordinate Debt,

c.	Other Sources and

d.	Principal’s New Cash Contribution,
all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the items above.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Ascentia MHC Portfolio	Original Balance ($) and Allocated Cut-off Date Loan Amount ($)	The “Original Balance ($)” and “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the Ascentia MHC Portfolio Whole Loan (as defined in the table contained in Note 13 of Exhibit 2 to Attachment A) that are stated on the loan agreement Source Document

• US StorageMart Portfolio	Original Balance ($) and Allocated Cut-off Date Loan Amount ($)	The “Original Balance ($)” and “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the US StorageMart Portfolio Whole Loan (as defined in the table contained in Note 13 of Exhibit 2 to Attachment A) that are stated on the loan agreement Source Document

• Selig Office Portfolio	Original Balance ($) and Allocated Cut-off Date Loan Amount ($)	The “Original Balance ($)” and “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the Selig Office Portfolio Whole Loan (as defined in the table contained in Note 13 of Exhibit 2 to Attachment A) that are stated on the loan agreement Source Document

• ART Multi-State Portfolio II • Skyline Property Portfolio • Chicago Multifamily Portfolio • Huntsville Portfolio	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the applicable loan agreement Source Document
• Beaver Run Village I & II • Conlon MHC Portfolio 3 • Amsdell FL/NJ Self Storage Portfolio • Midwest Retail Portfolio	Allocated Cut-off Date Loan Amount ($)	The “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the applicable loan agreement Source Document

Exhibit 1 to Attachment A

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Maplewood Mixed Use • Pangea 11 • CSRA Food Lion Portfolio I	Original Balance ($) and Allocated Cut-off Date Loan Amount ($)	The “Original Balance ($)” and “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated on the applicable appraisal report Source Document

Note:    Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns are defined in Item 12. of Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit Description	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units, Pads, Rooms, Sq Ft, Beds (see Note 2)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 3)	Appraisal Report, Engineering Report or Phase I Environmental Report
Occupancy (%) (see Note 2)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Occupancy Date (see Note 2)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Rent Steps Date	Underwritten Rent Roll
Subsidized Housing Programs	Appraisal Report
Student / Military / Other Concentration? (Y/N)	Appraisal Report

Exhibit 2 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Notes 4 and 5)	Appraisal Report or Summary Appraisal Report
Appraisal Date (see Notes 4 and 5)	Appraisal Report or Summary Appraisal Report
As Stabilized Appraised Value ($) (see Notes 4 and 5)	Appraisal Report or Summary Appraisal Report
As Stabilized Appraisal Date (see Notes 4 and 5)	Appraisal Report or Summary Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report or Summary Appraisal Report
Appraiser Designation	Appraisal Report or Summary Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (see Note 6)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 6)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Note 6)	Environmental Insurance Certificate
Seismic Report Date (see Note 7)	Seismic Report
PML or SEL (%) (see Note 7)	Seismic Report
Earthquake Insurance Required (see Note 8)	Seismic Report
Blanket Insurance Policy (Yes/No)	Property Insurance Certificate or Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel

Major Tenant Information: (see Notes 2, 9 and 10)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Third Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 11)

Characteristic	Source Document(s)

2012 NOI Date	Underwriter’s Summary Report
2012 EGI ($)	Underwriter’s Summary Report
2012 Expenses ($)	Underwriter’s Summary Report
2012 NOI ($)	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NOI Date	Underwriter’s Summary Report
2013 EGI ($)	Underwriter’s Summary Report
2013 Expenses ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 EGI Date	Underwriter’s Summary Report
2014 EGI ($)	Underwriter’s Summary Report
2014 Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
Most Recent NOI Date (if past 2014)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2014) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2014) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2014) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2014) ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
ADR ($) (see Note 12)	Underwriter’s Summary Report
RevPAR ($) (see Note 12)	Underwriter’s Summary Report

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Replacement Reserve Caps ($)	Loan Agreement or Loan Modification Agreement
TI/LC Caps ($)	Loan Agreement or Loan Modification Agreement
Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Other Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Other Reserve Description	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Environmental Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust?	Promissory Note, Loan Agreement or Loan Modification Agreement
Sponsor	Loan Agreement or Guaranty Agreement
Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Entity Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 13)

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan calculation methodologies   described on Exhibit 1 to Attachment A

For all other Mortgage Loans:

• Promissory Note, Loan Agreement or Loan   Modification Agreement

Number of Properties	Loan Agreement, Loan Modification Agreement or Appraisal Report
Mortgage Loan Rate (%)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 13, 14 and 15)	Loan Agreement or Loan Modification Agreement
Companion Loan Monthly Debt Service ($) (see Note 13)	Loan Agreement or Loan Modification Agreement
Amortization Type	Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Loan Agreement or Loan Modification Agreement
ARD (Yes / No)	Loan Agreement or Loan Modification Agreement
Maturity Date	Loan Agreement or Loan Modification Agreement
Final Maturity Date	Loan Agreement or Loan Modification Agreement
Due Date	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Grace Period-Late Fee	Loan Agreement, Loan Modification Agreement or Promissory Note
Grace Period-Default	Loan Agreement, Loan Modification Agreement or Promissory Note
Due On Sale	Loan Agreement or Loan Modification Agreement
Due on Encumbrance	Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Origination Date	Loan Agreement, Loan Modification Agreement or Closing Statement
Carve-out Guarantor	Guaranty Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Terrorism Insurance Required	Loan Agreement or Loan Modification Agreement
First Due Date (see Note 16)	Loan Agreement or Loan Modification Agreement
Last IO Due Date	Loan Agreement or Loan Modification Agreement
First P&I Due Date	Loan Agreement or Loan Modification Agreement
Lockbox (see Note 17)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management (see Note 17)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management Triggers	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
DSCR at Trigger Level	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Prepayment Provision (see Note 18)	Loan Agreement or Loan Modification Agreement
Lockout Period (see Note 18)	Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 18 and 19)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 18 and 20)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Note 19)	Loan Agreement or Loan Modification Agreement
Day of Month Prepayment Permitted	Loan Agreement or Loan Modification Agreement
Open Period Begin Date (see Note 20)	Loan Agreement or Loan Modification Agreement
Open Period (Payments)	Loan Agreement or Loan Modification Agreement
Prepayment Type	Loan Agreement or Loan Modification Agreement
Yield Maintenance Index	Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount	Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin	Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method	Loan Agreement or Loan Modification Agreement
Release Provisions (Y/N)	Loan Agreement or Loan Modification Agreement
Single Purpose Borrower (Y/N)	Loan Agreement or Loan Modification Agreement
Condominium Present?	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Tenant In Common (Yes/No)?	Loan Agreement or Loan Modification Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Overlapping Fee Interest?	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Y/N	Ground Lease, Ground Lease Estoppel, Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment,
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($)	Ground Lease or Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date after all Extensions	Ground Lease or Ground Lease Estoppel
Cross Collateralized (Y/N)	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Crossed Group	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit?	Letter of Credit, Loan Agreement or Loan Modification Agreement
Letter of Credit Balance	Letter of Credit, Loan Agreement or Loan Modification Agreement
Letter of Credit Description	Letter of Credit, Loan Agreement or Loan Modification Agreement
B Note Original Amount (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Interest Rate (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Maturity Date (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Annual Payment (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Name of Mezzanine Lender (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Amount (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Interest Rate (see Note 21)	Secondary Financing Documents
Mezzanine Debt Maturity Date (see Note 21)	Secondary Financing Documents
Mezzanine Debt Annual Payment (see Note 21)	Secondary Financing Documents

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Other Subordinate Debt Balance (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Subordinate Debt Type (see Note 21)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Future Debt Allowed?	Loan Agreement or Loan Modification Agreement
Loan Purpose	Closing Statement or Asset Summary Report
Property Manager	Management Agreement, Operating Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Franchise Agreement Expiration	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement

Sources Information:

Characteristic	Source Document(s)

Loan Amount (sources)	Closing Statement or Loan Agreement
Subordinate Debt	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources	Closing Statement

Uses Information:

Characteristic	Source Document(s)

Loan Payoff	Closing Statement
Purchase Price	Closing Statement, Purchase and Sale Agreement or Purchase Price Schedule
Closing Costs	Closing Statement
Reserves	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses	Closing Statement

 Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
	a.	Address,
	b.	City and
	c.	State

characteristics, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to ignore differences that are standard postal abbreviations.

2.	For the purpose of comparing the “Units, Pads, Rooms, Sq Ft, Beds,” “Occupancy (%)” and “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the improvements associated with ground lease tenants, all as shown on the applicable Source Documents.

For the Mortgage Loan identified on the Combined Data File as “US StorageMart Portfolio” (the “US StorageMart Portfolio Mortgage Loan”), which is a Multiple Property Loan, the underwritten rent roll Source Documents indicate that the mortgaged properties that secure the US StorageMart Portfolio Mortgage Loan had a combined “Occupancy (%)” of 84.3%. For the purpose of comparing the “Occupancy (%)” characteristic for this Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use the weighted average “Occupancy (%)” of the mortgaged properties that secure the US StorageMart Portfolio Mortgage Loan (weighted by the “Allocated Cut-off Date Loan Amount ($)” (as defined in Item 12. of Attachment A) of each such mortgaged property), which results in a combined “Occupancy (%)” of 85.7% for the US StorageMart Portfolio Mortgage Loan.

For the Mortgage Loan identified on the Combined Data File as “CVS Jersey Shore” which has the “Single Tenant (Y/N)” characteristic as “Yes” on the Combined Data File, Cantor, on behalf of the Depositor, instructed us to use the Cut-off Date for the “Occupancy Date” characteristic.

3.	For the Mortgage Loan identified on the Combined Data File as “Kaiser Center” (the “Kaiser Center Mortgage Loan”), the appraisal report, engineering report and phase I environmental report Source Documents did not indicate that renovations have taken place at the related mortgaged property. For the Kaiser Center Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use “2005” for the “Year Renovated” characteristic.

For the Mortgage Loan identified on the Combined Data File as “Brook Run Shopping Center,” the appraisal report, engineering report and phase I environmental report Source Documents did not indicate that renovations have taken place at the related mortgaged property. For this Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to use “2012” for the “Year Renovated” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the Mortgage Loan identified on the Combined Data File as “Ascentia MHC Portfolio” (the “Ascentia MHC Portfolio Mortgage Loan”), which is a Multiple Property Loan, the Source Documents contain:
a.	A separate appraisal report Source Document for each of the 32 Underlying Properties that secure the Ascentia MHC Portfolio Mortgage Loan, which contain individual appraised values for the related Underlying Properties that in aggregate equal $212,530,000 and
b.	A summary appraisal report Source Document which contains an “As Is Portfolio Value” appraised value for the combined portfolio of $228,370,000.

For the purpose of comparing the “Appraised Value ($)” characteristic for the Ascentia MHC Portfolio Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use the “As Is Portfolio Value” of $228,370,000 that is shown on the summary appraisal report Source Document. For the purpose of comparing the “Appraised Value ($)” characteristic for each Underlying Property that secures the Ascentia MHC Portfolio Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use the individual appraised value for each Underlying Property, as shown on the applicable appraisal report Source Documents (even though the sum of these Underlying Property appraised values does not equal the $228,370,000 “Appraised Value ($)” that is shown on the Combined Data File for the Ascentia MHC Portfolio Mortgage Loan).

For the US StorageMart Portfolio Mortgage Loan, which is a Multiple Property Loan, the Source Documents contain:

a.	A separate appraisal report Source Document for each of the 66 Underlying Properties that secure the US StorageMart Portfolio Mortgage Loan, which contain individual appraised values for the related Underlying Properties that in aggregate equal $598,440,000 and
b.	A summary appraisal report Source Document which contains an “As Is Portfolio Value” appraised value for the combined portfolio of $676,500,000.

For the purpose of comparing the “Appraised Value ($)” characteristic for the US StorageMart Portfolio Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use the “As Is Portfolio Value” of $676,500,000 that is shown on the summary appraisal report Source Document. For the purpose of comparing the “Appraised Value ($)” characteristic for each Underlying Property that secures the US StorageMart Portfolio Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use the individual appraised value for each Underlying Property, as shown on the applicable appraisal report Source Documents (even though the sum of these Underlying Property appraised values does not equal the $676,500,000 “Appraised Value ($)” that is shown on the Combined Data File for the US StorageMart Portfolio Mortgage Loan).

Exhibit 2 to Attachment A

Notes: (continued)

4.         (continued)

For the Underlying Property identified on the Combined Data File as “Mattress Firm & Vitamin Shoppe - Cuyahoga Falls, OH” (the “Mattress Firm & Vitamin Shoppe Underlying Property”), the appraisal report Source Document indicates:

a.	An “As Is” appraised value of $3,450,000 as of 26 March 2015 and
b.	An “As Complete” appraised value of $3,750,000 as of 29 May 2015.

For the Mattress Firm & Vitamin Shoppe Underlying Property, Cantor, on behalf of the Depositor, instructed us to use:

i.	“$3,750,000” for the “Appraised Value ($)” characteristic,
ii.	“5/29/2015” for the “Appraisal Date” characteristic and
iii.	“NAP” for the “As Stabilized Appraised Value ($)” and “As Stabilized Appraisal Date” characteristics.

For the Mortgage Loan identified on the Combined Data File as “Holiday Inn Bolingbrook” (the “Holiday Inn Bolingbrook Mortgage Loan”), the appraisal report Source Document indicates an appraised value of $10,800,000. For the purpose of comparing the “Appraised Value ($)” characteristic for the Holiday Inn Bolingbrook Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to use $13,021,920, which represents the combined total of the $10,800,000 appraised value that is shown on the appraisal report Source Document and the $2,221,920 PIP reserve that is described on the loan agreement Source Document.

5.	For the Mortgage Loans on the Combined Data File that were contributed by Cantor which have both as-is and as-stabilized appraised values on the applicable appraisal report Source Documents (except for the Holiday Inn Bolingbrook Mortgage Loan), Cantor, on behalf of the Depositor, instructed us to use the as-is appraised value and the corresponding appraisal as-of date on the appraisal report Source Documents for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively, and to use “NAP” for the “As Stabilized Appraised Value ($)” and “As Stabilized Appraisal Date” characteristics.

6.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Environmental Phase II” and “Environmental Phase II Report Date” characteristics only for Mortgage Loans and/or mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file. The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Environmental Insurance Required (Y/N)” characteristic only for Mortgage Loans and/or mortgaged properties (if any) that contained an environmental insurance certificate Source Document in the related loan file. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property on the Combined Data File that did not contain an environmental insurance certificate Source Document in the related loan file was required by the applicable Mortgage Loan Seller to obtain environmental insurance for the related mortgaged property.

Exhibit 2 to Attachment A

Notes: (continued)

7.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for Mortgage Loans and/or mortgaged properties that contained a seismic report Source Document in the related loan file.

8.	For each Mortgage Loan and/or mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” characteristic on the Combined Data File is greater than or equal to 20%. If the “PML or SEL (%)” characteristic on the Combined Data File is less than 20% or is “NAP” (see Note 7 above), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

9.	For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the applicable Source Document. Furthermore, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, all as shown on the applicable Source Document.

10.	For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the lease associated with the space which has the largest square footage, all as shown on the applicable Source Document.

11.	For the purpose of comparing the “Underwriting Information” characteristics (except for the “ADR ($)” and “RevPAR ($)” characteristics), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

12.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for Mortgage Loans and/or mortgaged properties with a “General Property Type” of “Hospitality” on the Combined Data File.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “most recent” or “trailing 12 month” values on the underwriter’s summary report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

13.	Citigroup and Goldman, as applicable, on behalf of the Depositor, indicated that the Mortgage Loans listed in the table below (each, a “Pari Passu Mortgage Loan”) are each comprised of a pari-passu portion of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Senior Companion Loan”), and with respect to the US StorageMart Portfolio Mortgage Loan and the Mortgage Loan identified on the Combined Data File as “Alderwood Mall” (the “Alderwood Mall Mortgage Loan”), certain subordinate portions that will not be assets of the Issuing Entity (each, a “Subordinate Companion Loan,” and together with the related Senior Companion Loan, a “Companion Loan”). For each Mortgage Loan listed in the table below, the applicable Source Document listed in the “Source Document” column of the table below indicates that the Mortgage Loan was split into multiple note components (each, a “Note Component”), which are listed in the “Note Component(s)” column below:

Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan	Note Component(s)	Amortization Type	Source Document
Ascentia MHC	Citigroup	Mortgage Loan	A-1	Amortizing	Loan Modification
Portfolio		Senior Companion Loan	A-2		Agreement
Whole Loan
Dallas Market Center	Goldman	Mortgage Loan	A-3	Amortizing	Loan Modification
Whole Loan		Senior Companion Loans	A-1, A-2		Agreement
Kaiser Center	Citigroup	Mortgage Loan	A-2	Interest Only,	Loan Modification
Whole Loan		Senior Companion Loan	A-1	Then Amortizing	Agreement
US StorageMart	Citigroup	Mortgage Loan	A-1D	Interest Only	Loan Modification
Portfolio Whole Loan		Senior Companion Loans	A-1A, A-1B, A-1C, A-1E,		Agreement
A-1F
		Subordinate Companion	A-2A, A-2B
Loans
Selig Office Portfoli	Goldman	Mortgage Loan	A-4	Interest Only	Loan Modification
Whole Loan		Senior Companion Loans	A-1, A-2, A-3		Agreement
Alderwood Mall	Citigroup	Mortgage Loan	A-1-4	Amortizing	Loan Modification
Whole Loan		Senior Companion Loans	A-1-1, A-1-2,		Agreement
A-1-3, A-1-5
		Subordinate Companion	A-2-1, A-2-2
Loans

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, Goldman and Citigroup, as applicable, on behalf of the Depositor, instructed us to use information on the applicable Source Document listed in the “Source Document” column of the table above for the “Note Component” that is listed in the “Note Component(s)” column of the table above which is associated with the “Mortgage Loan” that is listed in the “Mortgage Loan and Companion Loan” column of the table above.

Exhibit 2 to Attachment A

Notes: (continued)

13.       (continued)

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of the table above (except for the Alderwood Mall Mortgage Loan, which is described in note 15 below), Goldman and Citigroup, as applicable, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the applicable Source Document, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the Whole Loan, as shown on the applicable Source Document.

For the purpose of comparing the “Companion Loan Monthly Debt Service ($)” characteristics for each Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of the table above (except for the Alderwood Mall Mortgage Loan, which is described in note 15 below), Goldman and Citigroup, as applicable, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the applicable Source Document, based on the ratio of the original balance of the related Companion Loan to the original balance of the related Whole Loan, each as shown on the applicable Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Kaiser Center Mortgage Loan, which is a Pari Passu Mortgage Loan with “Interest Only, Then Amortizing” listed in the “Amortization Type” column of the table above, Citigroup, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the “Original Interest-Only Period (Mos.)” (as defined in Item 9. of Attachment A) for the Kaiser Center Whole Loan (as defined in the table above) that is shown on the loan agreement Source Document based on the ratio of the “Original Balance ($)” of the Kaiser Center Mortgage Loan, as shown on the Combined Data File, to the original balance of the Kaiser Center Whole Loan, as shown on the loan agreement Source Document.

For the purpose of comparing the “Companion Loan Monthly Debt Service ($)” characteristic for the Kaiser Center Mortgage Loan, which is a Pari Passu Mortgage Loan with “Interest Only, Then Amortizing” listed in the “Amortization Type” column of the table above, Citigroup, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the “Original Interest-Only Period (Mos.)” for the Kaiser Center Whole Loan that is shown on the loan agreement Source Document based on the ratio of the original balance of the Companion Loan associated with the Kaiser Center Mortgage Loan, as shown on the loan modification agreement Source Document, to the original balance of the Kaiser Center Whole Loan, as shown on the loan agreement Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

13.       (continued)

For the purpose of comparing the “Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of the table above, ”), both of which have an “Interest Accrual Method” on the Combined Data File of “Actual/360,” Goldman and Citigroup, as applicable, on behalf of the Depositor, instructed us to recalculate the “Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The original balance of the related Companion Loan, as shown on the applicable Source Document,
b.	The interest rate for the related Companion Loan, as shown on the applicable Source Document, and
c.	365/360.

14.	For the purpose of comparing the “Monthly Debt Service ($)” for each Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, Then Amortizing” (the “Partial I/O Loans”), except for the Kaiser Center Mortgage Loan, which is described in note 13 above, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” after the expiration of the “Original Interest-Only Period (Mos.),” as shown on the applicable Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” for each Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” (the “Interest Only Loans”), all of which have an “Interest Accrual Method” on the Combined Data File of “Actual/360,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of the:

a.	Original Balance ($),
b.	Mortgage Loan Rate (%) and
c.	365/360.

15.	For the Alderwood Mall Mortgage Loan, which is a Pari Passu Mortgage Loan, Citigroup, on behalf of the Depositor, indicated that the borrower is required to remit monthly principal and interest payments according to an amortization schedule provided by Citigroup, on behalf of the Depositor (the “Alderwood Mall Amortization Schedule”).

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Alderwood Mall Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use the average of the first 12 monthly principal and interest payments following the Cut-off Date, as shown on the Alderwood Mall Amortization Schedule, for the portion of the related Whole Loan that represents the Alderwood Mall Mortgage Loan.

Exhibit 2 to Attachment A

Notes: (continued)

15.       (continued)

For the purpose of comparing the “Companion Loan Monthly Debt Service ($)” characteristic for the Alderwood Mall Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use the average of the first 12 monthly principal and interest payments following the Cut-off Date, as shown on the Alderwood Mall Amortization Schedule, for the portion of the related Whole Loan that represents the Companion Loan associated with the Alderwood Mall Mortgage Loan.

16.	For the purpose of comparing the “First Due Date” characteristic for the Mortgage Loans on the Combined Data File that were contributed by Goldman, we were instructed by Goldman, on behalf of the Depositor, to assume that the “First Due Date” is the sixth day of the calendar month in which the first full “Interest Accrual Period” (as defined on the applicable loan agreement Source Document) ends.

17.	For the purpose of comparing the “Lockbox” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality, multifamily and manufactured housing community properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the property manager of the related mortgaged property into the lockbox account controlled by the lender.
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality, multifamily and manufactured housing community properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager.
c.	Soft Springing - the borrower is required to deposit, or cause the property manager to deposit, all rents collected into a lockbox account until the occurrence of an event of default or one or more specified trigger events under the loan documents, at which time the lockbox account converts to a “Hard” lockbox.
d.	Springing - a lockbox that is not currently in place, but the loan documents require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the loan documents.

Exhibit 2 to Attachment A

Notes: (continued)

17.       (continued)

For the purpose of comparing the “Cash Management” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:

a.	In-Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the loan documents have occurred and are outstanding) generally on a daily basis,
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the loan documents, revenue from the lockbox is forwarded to an account controlled by the borrower or is otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the loan documents, the revenue in the borrower controlled account is forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the loan documents.

For the Mortgage Loan identified on the Combined Data File as “JW Marriott Cherry Creek,” the loan agreement Source Document (the “JW Loan Agreement”) and the management agreement Source Document (the “JW Management Agreement”) indicate that:

a.	The property manager at the related mortgaged property established an operating account into which all credit card receipts, cash, checks or “over the counter” receipts are deposited,
b.	The property manager is only required to transfer to the lender’s cash management account amounts from that operating account that would otherwise be payable to the borrower under the JW Management Agreement after payment of operating expenses, management fees and any reserves required under the JW Management Agreement,
c.	The property manager will otherwise have unrestricted access to funds in the operating account to the extent and for the purposes set forth in the JW Management Agreement until the JW Management Agreement has been terminated and
d.	The JW Loan Agreement prohibits the borrower or operating lessee from withdrawing or transferring money from such operating account during the continuance of an event of default under the related loan documents.

For this Mortgage Loan, Goldman, on behalf of the Depositor, instructed us to use “Hard” for the “Lockbox” characteristic and “In Place” for the “Cash Management” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

18.	For the purpose of comparing the:
a.	Prepayment Provision,
b.	Lockout Period,
c.	Lockout Expiration Date and
d.	Prepayment / Defeasance Begin Date

characteristics for the Ascentia MHC Portfolio Mortgage Loan, Kaiser Center Mortgage Loan, US StorageMart Portfolio Mortgage Loan and Alderwood Mall Mortgage Loan, all of which are Pari Passu Mortgage Loans, Citigroup, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined on the applicable loan agreement Source Document) has been securitized.

19.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayments with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the open period.

20.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayments with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Open Period Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use first “Due Date” which occurs during the open period.

Exhibit 2 to Attachment A

Notes: (continued)

21.	For the purpose of comparing the:
a.	B Note Original Amount,
b.	B Note Interest Rate,
c.	B Note Maturity Date,
d.	B Note Annual Payment,
e.	Name of Mezzanine Lender,
f.	Mezzanine Debt Original Amount,
g.	Mezzanine Debt Interest Rate,
h.	Mezzanine Debt Maturity Date,
i.	Mezzanine Debt Annual Payment,
j.	Other Subordinate Debt Balance and
k.	Other Subordinate Debt Type

characteristics, either:

i.	The loan agreement and/or loan modification Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, subordination and standstill agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated on the loan agreement and/or loan modification agreement Source Documents or information indicated on the Secondary Financing Documents, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the:

a.         B Note Original Amount,

b.         B Note Interest Rate,

c.         B Note Maturity Date,

d.         B Note Annual Payment

characteristics for the US StorageMart Portfolio Mortgage Loan and Alderwood Mall Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to include the applicable Subordinate Companion Loan information (as described in the table that is included in note 13 above), as shown on the applicable Source Documents.

Exhibit 2 to Attachment A

Notes: (continued)

21.       (continued)

For the purpose of comparing the “B Note Annual Payment” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to annualize any debt service amounts that are shown as monthly amounts on the applicable loan agreement and/or loan modification agreement Source Documents or Secondary Financing Documents. Additionally, for the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the monthly debt service or annual debt service (as applicable) after the expiration of any interest-only term that may exist for the related B note(s), as shown on the loan agreement and/or loan modification agreement Source Documents or Secondary Financing Documents.

For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to annualize any mezzanine debt service amounts that are shown as monthly amounts on the applicable Secondary Financing Documents. Additionally, for the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the monthly debt service or annual debt service (as applicable) after the expiration of any interest-only term that may exist for the related mezzanine loan(s), as shown on the applicable Secondary Financing Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Loan / Property Flag
Master Servicer (%)
Primary Servicer (%)
Sub-Servicer Fees (bps)
Trustee Fee
Operating Advisor Fee
CREFC Royalty License Fee
Control Number
Loan Number
Pari Passu Split (Y/N)

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.

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